General Information (Details)	Dec. 31, 2021 Number
Statement [Line Items]
Number of employees	9,346
Senior Executives [Member]
Statement [Line Items]
Number of employees	14
Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	464
Other workers [Member]
Statement [Line Items]
Number of employees	8,868
Parent [Member]
Statement [Line Items]
Number of employees	409
Parent [Member] | Senior Executives [Member]
Statement [Line Items]
Number of employees	10
Parent [Member] | Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	92
Parent [Member] | Other workers [Member]
Statement [Line Items]
Number of employees	307